Inventories	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
Inventories
4.	Inventories

	At December 31,
	2023	2022

Finished products	$153,209	$2,071,708
Allowance	-	-

	$153,209	$2,071,708